Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS
Summary of Financial Assets Classified by Type and Category
a)	The detail of financial assets, classified by type and category, as of December 31, 2018 and 2017, is as follows:

		December 31, 2018
	Financial assets at fair value through profit and loss	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	90,839	—	269,031	—
Trade accounts receivable and other accounts receivable	—	529,467,040	—	—
Derivative instruments	1,491,497	—	1,423,613	39,022,012
Other financial assets	—	880,268	—	—
Total Current	1,582,336	530,347,308	1,692,644	39,022,012

Equity instruments	—	—	2,352,894	—
Trade accounts receivable and other accounts receivable	—	60,527,843
Derivative instruments	36,086	—	—	4,191,543
Other financial assets	—	689,146	—	—
Total Non-current	36,086	61,216,989	2,352,894	4,191,543

Total	1,618,422	591,564,297	4,045,538	43,213,555

		December 31, 2017
	Financial assets at fair value through profit and loss	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Trade accounts receivable and other accounts receivable	—	463,197,062	—	—
Derivative instruments	402,716	—	—	20,038,433
Other financial assets	9,940,955	185,913	5,742,633	—
Total Current	10,343,671	463,382,975	5,742,633	20,038,433

Equity instruments	33,158	—	2,595,343	—
Trade accounts receivable and other accounts receivable	—	36,182,399
Derivative instruments	—	—	—	30,789,703
Other financial assets	—	—	—	—
Total Non-current	33,158	36,182,399	2,595,343	30,789,703

Total	10,376,829	499,565,374	8,337,976	50,828,136

The book value of trade accounts receivable and payable approximates their fair value.

Summary of Financial Liabilities Classified by Type and Category

a)	The detail of financial liabilities, classified by type and category, as of December 31, 2018 and 2017, is as follows:

	December 31, 2018
	Financial liabilities held for trading	Loans and payables	Financial Liabilities at fair value with changes in other result	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	329,262,093	—	—
Commercial accounts and other accounts payable	—	702,770,048	—	—
Derivative instruments	756,005	—	7,161,949	81,195,765
Total Current	756,005	1,032,032,141	7,161,949	81,195,765

Interest-bearing loans	—	1,703,044,158	—	—
Commercial accounts and other accounts payable	—	449,777,982	—	—
Derivative instruments	159,630	—		2,629,715
Total Non-current	159,630	2,152,822,140	—	2,629,715

Total	915,635	3,184,854,281	7,161,949	83,825,480

	December 31, 2017
	Financial liabilities held for trading	Loans and payables	Financial Liabilities at fair value with changes in other result	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	17,255,692	—	—
Commercial accounts and other accounts payable	—	669,753,051	—	—
Derivative instruments	1,255,478	—	—	304,278
Other financial liabilities	889,026	—	—	—
Total Current	2,144,504	687,008,743	—	304,278

Interest-bearing loans	—	760,932,929	—	—
Derivative instruments	—	—	—	21,045,216
Other financial liabilities	—	978,342	—	—
Total Non-current	—	761,911,271	—	21,045,216

Total	2,144,504	1,448,920,014	—	21,349,494

Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities

As of December 31, 2018 and 2017, financial derivative transactions qualifying as hedge instruments resulted in recognition of the following assets and liabilities in the consolidated statement of financial position:

	December 31, 2018
	Assets		Liabilities
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	852,119	4,191,543
Cash flow hedge	852,119	4,191,543
Exchange rate hedge:	38,169,893	—	81,195,765	2,629,715
Cash flow hedge	38,169,893	—	81,195,765	2,629,715
Total	39,022,012	4,191,543	81,195,765	2,629,715

	December 31, 2017
	Assets		Liabilities
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedge:	20,038,433	30,789,703	304,278	21,045,216
Cash flow hedge	20,038,433	30,789,703	304,278	21,045,216
Total	20,038,433	30,789,703	304,278	21,045,216

Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments

Hedge derivative instruments and their corresponding hedged instruments are shown in the following table:

			Fair value of	Fair value of
			hedged item	hedged item
Detail of hedging			12-31-2018	12-31-2017
instrument	Description of hedging instrument	Description of hedged item	ThCh$	ThCh$	Type of risk hedged
SWAP	Exchange rate	Unsecured obligations (bonds) (*)	(18,892,400)	7,696,061	Cash Flow
SWAP	Interest rate	Bank loans	5,043,662	—	Cash Flow
FORWARD	Exchange rate	Revenues	(26,763,187)	21,782,581	Cash Flow

(*)See note 22.2.

Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities

As of December 31, 2018 and 2017, financial derivative transactions recorded at fair value through profit or loss, resulted in the recognition of the following assets and liabilities in the statement of financial position:

	December 31, 2018				December 31, 2017
	Current Assets	Current Liabilities (*)	Non-Current Assets	Non-Current Liabilities (*)	Current Assets	Current Liabilities (*)	Non-Current Assets	Non-Current Liabilities (*)
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-hedging derivative instrument	41,023	207,957	36,086	159,630	402,716	1,255,478	—	—

Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities

The following tables present the fair value of hedging and non-hedging derivatives entered into by the Group as well as the remaining contractual maturities as of December 31, 2018 and 2017:

	December 31, 2018
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	5,043,662	69,477,000	104,215,500	104,215,500	—	—	277,908,000
Cash flow hedge	5,043,662	69,477,000	104,215,500	104,215,500	—	—	277,908,000
Exchange rate hedge:	(45,655,587)	1,227,557,071	76,355,223	—	—	—	1,303,912,294
Cash flow hedge	(45,655,587)	1,227,557,071	76,355,223	—	—	—	1,303,912,294
Derivatives not designated for hedge accounting	(290,478)	34,525,045	29,457,793	1,913,220	—	—	65,896,058
Total	(40,902,403)	1,331,559,116	210,028,516	106,128,720	—	—	1,647,716,352

	December 31, 2017
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	—	—	—	—	—	—	—
Cash flow hedge	—	—	—	—	—	—	—
Exchange rate hedge:	29,478,642	306,350,419	525,812,635	—	—	—	832,163,054
Cash flow hedge	29,478,642	306,350,419	525,812,635	—	—	—	832,163,054
Derivatives not designated for hedge accounting	(852,762)	19,682,638	—	—	—	—	19,682,638
Total	28,625,880	326,033,057	525,812,635	—	—	—	851,845,692

Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table presents financial assets and liabilities measured at fair value as of December 31, 2018 and 2017:

		Fair Value Measured at End of Reporting Period Using:
	12-31-2018	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	43,213,555	—	43,213,555	—
Financial derivatives not designated for hedge accounting	77,109	—	77,109	—
Commodity derivatives not designated as cash flow hedges	1,450,474	—	1,450,474	—
Commodity derivatives designated as cash flow hedges	1,423,613	—	1,423,613
Available-for-sale financial assets, non-current	359,870	—	359,870	—
Total	46,524,621	—	46,524,621	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	83,825,480	—	83,825,480	—
Financial derivatives not designated for hedge accounting	367,587	—	367,587	—
Commodity derivatives not designated for hedge accounting	548,048	—	548,048	—
Commodity derivatives designated as cash flow hedges	7,161,949	—	7,161,949	—
Total	91,903,064	—	91,903,064	—

		Fair Value Measured at End of Reporting Period Using:
	12-31-2017	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	50,828,136	—	50,828,136	—
Financial derivatives not designated for hedge accounting	402,716	—	402,716	—
Commodity derivatives not designated as cash flow hedges	9,940,955	—	9,940,955	—
Commodity derivatives designated as cash flow hedges	5,742,633	—	5,742,633
Available-for-sale financial assets, non-current	33,158	33,158	—	—
Total	66,947,598	33,158	66,914,440	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	21,349,494	—	21,349,494	—
Financial derivatives not designated for hedge accounting	1,255,478	—	1,255,478	—
Commodity derivatives not designated for hedge accounting	—	—	—	—
Commodity derivatives designated as cash flow hedges	889,026	—	889,026	—
Total	23,493,998	—	23,493,998	—